UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ___

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Timescape Global Capital Management, LLC

Address:  488 Madison Avenue
          Suite 1706
          New York, NY 10022

13F File Number:  028-13299


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

   Name:  Nadir Khan
  Title:  Managing Member
  Phone:  (212) 339-5311


Signature, Place and Date of Signing:

     /s/ Nadir Khan             New York, New York          November 16, 2009
------------------------     ------------------------     ---------------------
      [Signature]                 [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        89

Form 13F Information Table Value Total:  $131,887
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  No.    Form 13F File Number    Name
  ---    --------------------    -----------------------------------------------
   1.     028-13300               Timescape Global Investments Master Fund, L.P.

                                                     FORM 13F INFORMATION TABLE

                                              Timescape Global Capital Management, LLC
                                                         September 30, 2009
COLUMN 1                        COLUMN  2    COLUMN 3   COLUMN 4       COLUMN 5           COLUMN 6     COL 7      COLUMN 8

                                 TITLE                   VALUE    SHRS OR    SH/ PUT/    INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS       CUSIP    (X$1000)  PRN AMT    PRN CALL    DISCRETION    MNGRS   SOLE     SHARED  NONE
----------------------------  -------------  ---------  --------  ---------  --- ----  --------------  -----  -------  -------- ----
ALCOA INC                     COM            013817101     896       68,256   SH            SOLE        NONE   68,256
ALCOA INC                     COM            013817101   1,903      145,044   SH       SHARED-DEFINED    1               145,044
AMERICAN EXPRESS CO           COM            025816109     944       27,846   SH            SOLE        NONE   27,846
AMERICAN EXPRESS CO           COM            025816109   2,006       59,171   SH       SHARED-DEFINED    1                59,171
AMR CORP                      COM            001765106     667       83,929   SH            SOLE        NONE   83,929
AMR CORP                      COM            001765106   1,418      178,349   SH       SHARED-DEFINED    1               178,349
BANK OF AMERICA CORPORATION   COM            060505104     911       53,856   SH            SOLE        NONE   53,856
BANK OF AMERICA CORPORATION   COM            060505104   1,936      114,444   SH       SHARED-DEFINED    1               114,444
BJ SVCS CO                    COM            055482103     497       25,600   SH            SOLE        NONE   25,600
CIT GROUP INC                 COM            125581108     564      465,977   SH            SOLE        NONE  465,977
CIT GROUP INC                 COM            125581108   1,198      990,203   SH       SHARED-DEFINED    1               990,203
CITIGROUP INC                 COM            172967101   1,952      403,285   SH            SOLE        NONE  403,285
CITIGROUP INC                 COM            172967101   4,148      856,981   SH       SHARED-DEFINED    1               856,981
CONTINENTAL AIRLS INC         CL B           210795308     592       36,000   SH            SOLE        NONE   36,000
CONTINENTAL AIRLS INC         CL B           210795308   1,258       76,500   SH       SHARED-DEFINED    1                76,500
CYTRX CORP                    COM NEW        232828301     161      144,000   SH            SOLE        NONE  144,000
CYTRX CORP                    COM NEW        232828301     343      306,000   SH       SHARED-DEFINED    1               306,000
DELTA AIR LINES INC DEL       COM NEW        247361702     415       46,368   SH            SOLE        NONE   46,368
DELTA AIR LINES INC DEL       COM NEW        247361702     883       98,532   SH       SHARED-DEFINED    1                98,532
DRYSHIPS INC                  SHS            Y2109Q101   2,312      348,761   SH            SOLE        NONE  348,761
DRYSHIPS INC                  SHS            Y2109Q101   4,914      741,116   SH       SHARED-DEFINED    1               741,116
DYNEGY INC DEL                CL A           26817G102     814      319,392   SH            SOLE        NONE  319,392
DYNEGY INC DEL                CL A           26817G102   1,731      678,708   SH       SHARED-DEFINED    1               678,708
EVERGREEN SOLAR INC           COM            30033R108     549      285,962   SH            SOLE        NONE  285,962
EVERGREEN SOLAR INC           COM            30033R108   1,167      607,670   SH       SHARED-DEFINED    1               607,670
FIFTH THIRD BANCORP           COM            316773100     810       80,000   SH            SOLE        NONE   80,000
FIFTH THIRD BANCORP           COM            316773100   1,722      170,000   SH       SHARED-DEFINED    1               170,000
FORD MTR CO DEL               COM PAR $0.01  345370860   2,718      377,043   SH            SOLE        NONE  377,043
FORD MTR CO DEL               COM PAR $0.01  345370860   5,777      801,217   SH       SHARED-DEFINED    1               801,217
FORTRESS INVESTMENT GROUP LL  CL A           34958B106     299       57,582   SH            SOLE        NONE   57,582
FORTRESS INVESTMENT GROUP LL  CL A           34958B106   1,198      230,330   SH       SHARED-DEFINED    1               230,330
FOSTER WHEELER AG             COM            H27178104     781       24,480   SH            SOLE        NONE   24,480
FOSTER WHEELER AG             COM            H27178104   1,660       52,020   SH       SHARED-DEFINED    1                52,020
GOODYEAR TIRE & RUBR CO       COM            382550101     628       36,864   SH            SOLE        NONE   36,864
GOODYEAR TIRE & RUBR CO       COM            382550101   1,334       78,336   SH       SHARED-DEFINED    1                78,336
HEMISPHERX BIOPHARMA INC      COM            42366C103     525      262,294   SH            SOLE        NONE  262,294
HEMISPHERX BIOPHARMA INC      COM            42366C103   1,115      557,376   SH       SHARED-DEFINED    1               557,376
HUNTINGTON BANCSHARES INC     COM            446150104   1,357      288,114   SH            SOLE        NONE  288,114
HUNTINGTON BANCSHARES INC     COM            446150104   2,884      612,246   SH       SHARED-DEFINED    1               612,246
INTL PAPER CO                 COM            460146103     787       35,424   SH            SOLE        NONE   35,424
INTL PAPER CO                 COM            460146103   1,673       75,276   SH       SHARED-DEFINED    1                75,276
KERYX BIOPHARMACEUTICALS INC  COM            492515101     535      228,672   SH            SOLE        NONE  228,672
KERYX BIOPHARMACEUTICALS INC  COM            492515101   1,137      485,928   SH       SHARED-DEFINED    1               485,928
KIMCO REALTY CORP             COM            49446R109     770       59,040   SH            SOLE        NONE   59,040
KIMCO REALTY CORP             COM            49446R109   1,636      125,460   SH       SHARED-DEFINED    1               125,460
LEAP WIRELESS INTL INC        COM NEW        521863308   1,236       63,216   SH            SOLE        NONE   63,216
LEAP WIRELESS INTL INC        COM NEW        521863308   2,626      134,334   SH       SHARED-DEFINED    1               134,334
LEVEL 3 COMMUNICATIONS INC    COM            52729N100     738      531,072   SH            SOLE        NONE  531,072
LEVEL 3 COMMUNICATIONS INC    COM            52729N100   1,569    1,128,528   SH       SHARED-DEFINED    1             1,128,528
LIFE SCIENCES RESH INC        COM            532169109     166       20,886   SH            SOLE        NONE   20,886
LIFE SCIENCES RESH INC        COM            532169109     353       44,384   SH       SHARED-DEFINED    1                44,384
LINCOLN NATL CORP IND         COM            534187109     899       34,704   SH            SOLE        NONE   34,704
LINCOLN NATL CORP IND         COM            534187109   1,911       73,746   SH       SHARED-DEFINED    1                73,746
LSI CORPORATION               COM            502161102     852      155,172   SH            SOLE        NONE  155,172
LSI CORPORATION               COM            502161102   1,810      329,739   SH       SHARED-DEFINED    1               329,739
MARVEL ENTERTAINMENT INC      COM            57383T103     397        8,000   SH            SOLE        NONE    8,000
MARVEL ENTERTAINMENT INC      COM            57383T103     844       17,000   SH       SHARED-DEFINED    1                17,000
MCDERMOTT INTL INC            COM            580037109     764       30,240   SH            SOLE        NONE   30,240
MCDERMOTT INTL INC            COM            580037109   1,624       64,260   SH       SHARED-DEFINED    1                64,260
PALM INC NEW                  COM            696643105   1,254       71,942   SH            SOLE        NONE   71,942
PALM INC NEW                  COM            696643105   2,665      152,878   SH       SHARED-DEFINED    1               152,878
PEPSI BOTTLING GROUP INC      COM            713409100     350        9,600   SH            SOLE        NONE    9,600
PEPSI BOTTLING GROUP INC      COM            713409100     743       20,400   SH       SHARED-DEFINED    1                20,400
PRINCIPAL FINANCIAL GROUP IN  COM            74251V102     931       33,984   SH            SOLE        NONE   33,984
PRINCIPAL FINANCIAL GROUP IN  COM            74251V102   1,978       72,216   SH       SHARED-DEFINED    1                72,216
PRUDENTIAL FINL INC           COM            744320102     906       18,144   SH            SOLE        NONE   18,144
PRUDENTIAL FINL INC           COM            744320102   1,924       38,556   SH       SHARED-DEFINED    1                38,556
QWEST COMMUNICATIONS INTL IN  COM            749121109   1,657      434,881   SH            SOLE        NONE  434,881
QWEST COMMUNICATIONS INTL IN  COM            749121109   3,521      924,119   SH       SHARED-DEFINED    1               924,119
SCHERING PLOUGH CORP          COM            806605101     333       11,786   SH            SOLE        NONE   11,786
SCHERING PLOUGH CORP          COM            806605101     726       25,714   SH       SHARED-DEFINED    1                25,714
SPRINT NEXTEL CORP            COM SER 1      852061100   1,633      413,496   SH            SOLE        NONE  413,496
SPRINT NEXTEL CORP            COM SER 1      852061100   3,471      878,677   SH       SHARED-DEFINED    1               878,677
SYNOVUS FINL CORP             COM            87161C105   1,209      322,445   SH            SOLE        NONE  322,445
SYNOVUS FINL CORP             COM            87161C105   2,569      685,195   SH       SHARED-DEFINED    1               685,195
TECK RESOURCES LTD            CL B           878742204   1,031       37,399   SH            SOLE        NONE   37,399
TECK RESOURCES LTD            CL B           878742204   2,191       79,475   SH       SHARED-DEFINED    1                79,475
U S AIRWAYS GROUP INC         COM            90341W108   2,435      518,115   SH            SOLE        NONE  518,115
U S AIRWAYS GROUP INC         COM            90341W108   5,175    1,100,995   SH       SHARED-DEFINED    1             1,100,995
UAL CORP                      COM NEW        902549807     474       51,403   SH            SOLE        NONE   51,403
UAL CORP                      COM NEW        902549807   1,007      109,229   SH       SHARED-DEFINED    1               109,229
UNITED STATES NATL GAS FUND   UNIT           912318102   1,667      142,000   SH            SOLE        NONE  142,000
UNITED STATES NATL GAS FUND   UNIT           912318102   6,668      568,000   SH       SHARED-DEFINED    1               568,000
WYETH                         COM            983024100     593       12,207   SH            SOLE        NONE   12,207
WYETH                         COM            983024100   1,277       26,293   SH       SHARED-DEFINED    1                26,293
WYNDHAM WORLDWIDE CORP        COM            98310W108     635       38,880   SH            SOLE        NONE   38,880
WYNDHAM WORLDWIDE CORP        COM            98310W108   1,348       82,620   SH       SHARED-DEFINED    1                82,620
XL CAP LTD                    CL A           G98255105     704       40,319   SH            SOLE        NONE   40,319
XL CAP LTD                    CL A           G98255105   1,496       85,681   SH       SHARED-DEFINED    1                85,681





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